Investment Strategy	Aug. 31, 2025
BNY Mellon AMT-Free Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal personal income tax and the federal alternative minimum tax. Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities.

The fund invests at least 65% of its net assets in municipal bonds rated, at the time of purchase, A or higher or the unrated equivalent as determined by Insight North America LLC, the fund's sub-adviser. The fund may invest up to 35% of its net assets in municipal bonds rated, at the time of purchase, below A, including bonds rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by the fund's sub-adviser.

The dollar-weighted average maturity of the fund's portfolio normally exceeds ten years, but the fund may invest without regard to maturity. A bond's maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the bonds held by the fund, based on their dollar-weighted proportions in the fund.

The fund's sub-adviser focuses on identifying undervalued sectors and securities. To select municipal bonds for the fund, the sub-adviser uses fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trades among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors, and does not seek to overweight any particular sector but may do so depending on each sector's relative value at a given time.

A rigorous sell discipline is employed to continuously evaluate all fund holdings. Current holdings may become sell candidates if creditworthiness is deteriorating, if bonds with better risk and return characteristics become available, or if the holding no longer meets the sub-adviser's strategic or portfolio construction objectives.

Although the fund seeks to provide income exempt from federal income tax and the federal alternative minimum tax, income from some of the fund's holdings may be subject to these taxes.

BNY Mellon High Yield Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal personal income tax. Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities.

The fund normally invests at least 50% of its net assets in municipal bonds rated BBB/Baa or lower or the unrated equivalent as determined by Insight North America LLC, the fund's sub-adviser. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as "high yield" or "junk" bonds. These bonds typically offer higher yields than investment grade bonds, but involve greater risks, including the possibility of default, and increased market price volatility. The fund may invest up to 10% of its net assets in defaulted municipal bonds. The fund may invest up to 50% of its net assets in higher quality municipal bonds (those rated AAA/Aaa to A or the unrated equivalent as determined by the fund's sub-adviser). The fund's investments may include securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended ("Securities Act").

The dollar-weighted average maturity of the fund's portfolio normally exceeds ten years, but the fund may invest without regard to maturity. A bond's maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the bonds held by the fund, based on their dollar-weighted proportions in the fund.

The fund's sub-adviser focuses on identifying undervalued sectors and securities. To select municipal bonds for the fund, the sub-adviser uses fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trades among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors and does not seek to overweight any particular sector but may do so depending on each sector's relative value at a given time.

A rigorous sell discipline is employed to continuously evaluate all fund holdings. Current holdings may become sell candidates if creditworthiness is deteriorating, if bonds with better risk and return characteristics become available, or if the holding no longer meets the sub-adviser's strategic or portfolio construction objectives.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.